Corporate Social Responsibility (CSR) expenditure (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure Of Corporate Social Responsibility CSR Expenditure [Abstract]
Disclosure of detailed information about Corporate Social Responsibility (CSR) expenditure [Text Block]
	Amount (₹)
Organization	March 31, 2026	March 31, 2025
Voluntary Health Services Hospital, Taramani	0	2
Raju Vegesna Foundation, India	25	20
Aerox Constructions	3	-
Sri Veda Paripalana Sabha	-	0
Shree Anand Charitable Trust, Mumbai	-	5
Pragna Bharathi	-	1
Total	28	28